Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments Other Than Investments in Related Parties
Cost	$ 37,436
Amount at which shown in the consolidated balance sheet	40,291
Trading assets [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	49
Fair value	54
Amount at which shown in the consolidated balance sheet	54
Policy loans [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	980
Amount at which shown in the consolidated balance sheet	980
Other investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	565
Amount at which shown in the consolidated balance sheet	565
Short-term investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,034
Amount at which shown in the consolidated balance sheet	1,034
Fixed maturity securities [Member] | Available-for-sale securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	28,922
Fair value	31,811
Amount at which shown in the consolidated balance sheet	31,811
Fixed maturity securities [Member] | Available-for-sale securities [Member] | US Government Corporations and Agencies securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	476
Fair value	597
Amount at which shown in the consolidated balance sheet	597
Fixed maturity securities [Member] | Available-for-sale securities [Member] | Obligations of states and political subdivisions [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,722
Fair value	2,002
Amount at which shown in the consolidated balance sheet	2,002
Fixed maturity securities [Member] | Available-for-sale securities [Member] | Debt securities issued by foreign governments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	98
Fair value	118
Amount at which shown in the consolidated balance sheet	118
Fixed maturity securities [Member] | Available-for-sale securities [Member] | Public utilities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	2,374
Fair value	2,684
Amount at which shown in the consolidated balance sheet	2,684
Fixed maturity securities [Member] | Available-for-sale securities [Member] | All other corporate [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	24,252
Fair value	26,410
Amount at which shown in the consolidated balance sheet	26,410
Equity securities [Member] | Available-for-sale securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	15
Fair value	20
Amount at which shown in the consolidated balance sheet	20
Equity securities [Member] | Available-for-sale securities [Member] | Industrial, miscellaneous and all other [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	5
Fair value	8
Amount at which shown in the consolidated balance sheet	8
Equity securities [Member] | Available-for-sale securities [Member] | Nonredeemable preferred stocks [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	10
Fair value	12
Amount at which shown in the consolidated balance sheet	12
Mortgage loans, net of allowance [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	5,871
Amount at which shown in the consolidated balance sheet	$ 5,827